Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Components Of Income Tax Expense (Benefit)

The components of income tax expense are as follows:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Current tax expense:
Federal	$76,692	62,331	54,258
State	7,881	4,491	3,630

	84,573	66,822	57,888

Deferred tax (benefit) expense:
Federal	(16,887)	(11,331)	(11,550)
State	(3,931)	592	(57)

	(20,818)	(10,739)	(11,607)

Total income tax expense	$63,755	56,083	46,281

Summary Of Reconciliation Between The Actual Income Tax Expense (Benefit) And The 'Expected' Amount Computed Using The Applicable Statutory Federal Income Tax Rate

The following table presents the reconciliation between the actual income tax expense and the “expected” amount computed using the applicable statutory federal income tax rate of 35%:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
“Expected” federal income tax expense	$61,525	50,698	43,808
State tax, net	2,567	3,304	2,322
Bank owned life insurance	(1,014)	(972)	(1,098)
Expiration of loss carryforward	645	2	36
Change in valuation allowance for federal deferred tax assets	(645)	(2)	(36)
ESOP fair market value adjustment	538	295	189
Non-deductible compensation	411	454	566
Non-deductible acquisition related expenses	297	866	—
Expiration of stock options	—	1,267	—
Other	(569)	171	494

Total income tax expense	$63,755	56,083	46,281

Summary Of Deferred Tax Asset And Liability In Temporary Differences And Loss Carryforwards

The temporary differences and loss carryforwards which comprise the deferred tax asset and liability are as follows:

	December 31,
	2013	2012
	(In thousands)
Deferred tax asset:
Employee benefits	$25,882	21,165
Deferred compensation	1,265	1,403
Premises and equipment	—	907
Allowance for loan losses	67,135	53,308
Net unrealized loss on securities	14,631	1,888
Net other than temporary impairment loss on securities	44,945	46,384
Capital losses on securities	—	762
ESOP	2,279	1,840
Allowance for delinquent interest	18,340	11,677
Fair value adjustments related to acquisition	38,131	8,209
Discount Accretion	89	—
Other	4,480	3,910

Gross deferred tax asset	217,177	151,453
Valuation allowance	—	(762)

	217,177	150,691

Deferred tax liability:
Intangible assets	381	550
Discount accretion	—	135
Premises and equipment	590	—

Gross deferred tax liability	971	685

Net deferred tax asset	$216,206	150,006